Commitments, Contingencies And Guarantees (Commitments Outstanding) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Commitments To Extend Credit [Member]
Commitments outstanding	¥ 332,009	¥ 264,736
Commitments To Invest In Partnerships [Member]
Commitments outstanding	28,825	38,008
Commitments To Purchase Aircraft [Member]
Commitments outstanding	¥ 52,411	¥ 77,928